S-K 1602, SPAC Registered Offerings	Dec. 15, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of amounts not previously released to us for permitted withdrawals and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of August 25, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,625,000 or 6,250,0000 public shares redeemed)		50% of Maximum Redemption (assumes 11,250,000 or 12,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 16,875,000 or 18,750,000 public shares redeemed)		Maximum Redemption (assumes 22,500,000 or 25,000,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.18	$9.82
Assuming No Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.17	$9.83

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Redemption of public shares and distribution and liquidation if no initial business combination:

  Our amended and restated memorandum and articles of association provide that we will have only the completion window to complete our initial business combination. If we have not completed our initial business combination within such time period, we will as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of amounts not previously released to us for permitted withdrawals and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the completion window.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, officers and directors have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of amounts not previously released to us for permitted withdrawals), divided by the number of then issued and outstanding public shares.

For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $231,500,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $257,000,000 if the underwriters’ over-allotment option is exercised in full, $225,000,000, or $250,000,000 if the underwriters’ over-allotment option is exercised in full, will be deposited into a trust account in the United States with Continental acting as trustee, after deducting $4,500,000 in the aggregate (or $5,000,000 if the underwriters’ over-allotment option is exercised in full, which includes a $675,000 cash reimbursement from the underwriters for offering expenses, or $750,000 if the underwriters’ over-allotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for permitted withdrawals and up to $100,000 to pay liquidation expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of taxes paid or payable) and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Stephen Silver	Evolution Capital Pty Ltd	Australian Corporate Advisory Firm	Managing Director
	LTL Capital Pty Ltd Evolution Global Acquisition Corp	SPAC	Director CEO and Chairman of the Board
Arthur Chen	Financial Consultant Evolution Global Acquisition Corp	Financial Consulting SPAC	Financial Consultant CFO
Ashley Zumwalt-Forbes	Smoketree Resources LLC	Investment — Family Office	Principal and Director
	Rice University Baker Institute Center for Energy Studies	University	Non-Resident Fellow
	Evolution Global Acquisition Corp	SPAC	COO and Director
Craig McLane	M Resources Trading Pty Ltd	Corporate Advisory Firm	Global Head-Trade Finance
Erez Ichilov	Cedrus Arbor LLC	Business Development Consulting	Principal and Managing Member
	Cotec Holdings Limited	Public Canadian Company	Compensation Committee Member
	Clean Metals Recycling N.A Inc.	Metals Recycling Company	Director
	Luna Energy Limited	Private Energy Company	Director
	Mn 48 (Pty) Limited Evolution Global Acquisition Corp	Private Mining Company SPAC	Director Director
Aidan Meka	Meka M Group (M Resources Pty Ltd)	Trading and investment of metallurgical coal and other steelmaking raw materials	Chief Investment Officer

____________

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. In particular, each of Stephen Silver, our Chief Executive Officer and Chairman of the Board, Ashley Zumwalt-Forbes, our Chief Operating Officer and Director, Arthur Chen, our Chief Financial Officer, and Erez Ichilov, one of our director nominees, is an officer and/or director of Evolution Global Acquisition Corp, a blank check company incorporated in the Cayman Islands formed for the purpose of effecting its own business combination that has not yet completed its initial public offering.

Each of these officers and directors owes fiduciary duties under Cayman Islands law to Evolution Global Acquisition Corp. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including Evolution Global Acquisition Corp, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Other than Evolution Global Acquisition Corp, because the other entities to which our officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary, contractual or other obligations or duties of our officers or directors, or of any affiliates of our initial shareholders, or policies applicable to any affiliates of our initial shareholders, will materially affect our ability to complete our initial business combination. Evolution Global Acquisition Corp has not yet completed its initial public offering and therefore has not yet identified a target for its potential business combination. As a result, there is a material conflict of interest between Evolution Global Acquisition Corp and our company, as we and Evolution Global Acquisition Corp are engaged in the business of engaging in business combinations, and we expect that Evolution Global Acquisition Corp will generally have priority over us with respect to acquisition opportunities until it completes its initial business combination, enters into contractual agreements that would restrict its ability to engage in material discussions regarding potential initial business combinations, or ceases operations and liquidates its trust account.

Additionally, there are no contractual agreements between us, Evolution Global Acquisition Corp, our sponsor or any affiliates of our initial shareholders regarding allocation of opportunities between us and Evolution Global Acquisition Corp. To the extent that our sponsor, any affiliates of our initial shareholders or any other entity affiliated with our sponsor becomes aware of a potential acquisition opportunity, such entity has complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination. We expect that a determination will be made as to whether we or Evolution Global Acquisition Corp would be presented with the opportunity, if at all, based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings, amount of time required to complete a business combination, and the relevant experience of the directors and officers involved with a particular blank check company.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination and (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our sponsor paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        We will pay $15,000 per month for 15 months, then $7,500 per month thereafter until we complete our business combination, which includes funds for office space, PR, and administrative and support services, of which $7,500 is usable by our sponsor to compensate each of our Chief Financial Officer and Chief Operating Officer and Director (for 15 months only), for assistance with our search for a target business, and potentially other officers of the company. See “Executive Compensation” for further information relating to this payment and the possibility that some portion of the amount may be paid by our sponsor to our Chief Financial Officer and Chief Operating Officer and Director.

•        Our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering. In connection with the offering or in the event our sponsor or members of our management team provide additional loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Our officers, independent directors, or their affiliates may be paid consulting, success, or finder fees upon the successful completion of our initial business combination as described under “— Limited payments to insiders.”

•        In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Members of our management team may directly or indirectly own our founders shares, Class A ordinary shares and/or private placement warrants following this offering, and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. In particular, because the founder shares were purchased at approximately $0.003 per share, the holders of our founder shares (including members of our management team that directly or indirectly own founder shares) could make a substantial profit after our initial business combination even if our public shareholders lose money on their investment as a result of a decrease in the post-combination value of their ordinary shares (after accounting for any adjustments in connection with an exchange or other transaction contemplated by the business combination).

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors (or their respective affiliates or related entities). In the event that we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers, directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our officers, independent directors, or their respective affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account, including permitted withdrawals from the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination (including any proposals recommended by the Company’s board of directors in connection with such business combination) (except with respect to any public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Evolution Sponsor Holdings LLC II	7,500,000(1) Class B ordinary shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.003 per share)
Evolution Sponsor Holdings LLC II	4,250,000 private placement warrants to be purchased simultaneously with the closing of this offering	$4,250,000 ($1.00 per private placement warrant)
Evolution Sponsor Holdings LLC II	$15,000 per month, commencing on the first date on which our securities are listed on the Nasdaq for 15 months, then $7,500 per month thereafter

An aggregate of $15,000 per month for 15 months, then $7,500 per month thereafter until we complete our business combination, which includes funds for office space, PR, and administrative and support services, of which $7,500 is usable by our sponsor to compensate each of our Chief Financial Officer and Chief Operating Officer and Director (for 15 months only), for assistance with our search for a target business, and potentially other officers of the company

Evolution Sponsor Holdings LLC II	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Independent director nominees and management

Through their interest in the sponsor, the management team will have indirect economic interests in founder shares as follows: 1,466,528 founder shares to Stephen Silver, our Chief Executive Officer and Chairman of the Board, 1,090,653 founder shares to Ashley Zumwalt-Forbes, our Chief Operating Officer and Director, 200,000 founder shares to Arthur Chen, our Chief Financial Officer, and 200,000 founder shares to each of Craig McLane, Aidan Meka and Erez Ichilov, each a director (for an aggregate of 3,357,180 founder shares).

(approximately $0.003 per share)
Evolution Sponsor Holdings LLC II or its respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant

Evolution Sponsor Holdings LLC II, officers, directors, or their respective affiliates	Payment of consulting, success or finder fees to our officers, independent directors, or their respective affiliates in connection with the consummation of our initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Evolution Sponsor Holdings LLC II, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Evolution Capital Pty Ltd and Stephen Silver	Reimbursement of offering expenses of $675,000 (which increases to $750,000 if the underwriters’ over-allotment option is exercised in full)	Cash reimbursement for offering expenses

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(1)      Assumes surrender of 833,333 founder shares. Up to 833,333 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)      As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.003 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.003 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our Adjusted NTBVPS, as adjusted to give effect to this offering and assuming the redemption of our public shares included in the units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full:

As of August 25, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,625,000 or 6,250,0000 public shares redeemed)		50% of Maximum Redemption (assumes 11,250,000 or 12,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 16,875,000 or 18,750,000 public shares redeemed)		Maximum Redemption (assumes 22,500,000 or 25,000,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.18	$9.82
Assuming No Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.17	$9.83

The following tables illustrate the dilution to the public shareholders on a per-share basis:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	—	—	—	—	—
Decrease attributable to public shareholders and sale of the private placement	7.24	6.70	5.83	4.21	0.17
Pro forma net tangible book value after this offering	7.24	6.70	5.83	4.21	0.17
Dilution to public shareholders	$2.76	$3.30	$4.17	$5.79	$9.83
Percentage of dilution to public shareholders	27.60%	33.00%	41.70%	57.90%	98.30%
Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	—	—	—	—	—
Decrease attributable to public shareholders and sale of the private rights	7.24	6.70	5.83	4.21	0.18
Pro forma net tangible book value after this offering	7.24	6.70	5.83	4.21	0.18
Dilution to public shareholders	$2.76	$3.30	$4.17	$5.79	$9.82
Percentage of dilution to public shareholders	27.60%	33.00%	41.70%	57.90%	98.20%

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions(3)
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(28,735)	(28,735)	(28,735)	(28,735)	(28,735)	(28,735)	(28,735)	(28,735)	(28,735)	(28,735)
Net proceeds from this offering and the sale of the private placement warrants(1)	$226,450,000	251,450,000	226,450,000	251,450,000	226,450,000	251,450,000	226,450,000	251,450,000	226,450,000	251,450,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	46,273	46,273	46,273	46,273	46,273	46,273	46,273	46,273	46,273	46,273
Less: Deferred underwriting commissions(2)	(9,000,000)	(10,000,000)	(6,750,000)	(7,500,000)	(4,500,000)	(5,000,000)	(2,250,000)	(2,500,000)	—	—
Less: overallotment liability	$(211,700)	—	(211,700)	—	(211,700)	—	(211,700)	—	(211,700)	—
Less: Amounts paid for redemptions(3)	$—	—	(56,250,000)	(62,500,000)	(112,500,000)	(125,000,000)	(168,750,000)	(187,500,000)	(225,000,000)	(250,000,000)
	$217,255,838	241,467,538	163,255,838	181,467,538	109,255,838	121,467,538	55,255,838	61,467,538	1,255,838	1,467,538

Denominator:
Ordinary shares outstanding prior to this offering	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333	8,333,333
Ordinary shares forfeited if over-allotment is not exercised	(833,333)	—	(833,333)	—	(833,333)	—	(833,333)	—	(833,333)	—
Class A ordinary shares included in units offered	22,500,000	25,000,000	22,500,000	25,000,000	22,500,000	25,000,000	22,500,000	25,000,000	22,500,000	25,000,000
Less: Shares subject to redemption	—	—	(5,625,000)	(6,250,000)	(11,250,000)	(12,500,000)	(16,875,000)	(18,750,000)	(22,500,000)	(25,000,000)
	30,000,000	33,333,333	24,375,000	27,083,333	18,750,000	20,833,333	13,125,000	14,583,333	7,500,000	8,333,333

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $550,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: 0.40 per unit sold in the offering, or $9,000,000 in the aggregate (or $10,000,000 in the aggregate if the over-allotment option is exercised in full) payable to the underwriters in this offering, for deferred underwriting commissions to be placed in a trust account located in the United States and released to the underwriters only upon the completion of an initial business combination, but such $0.40 per unit shall be due to the underwriters solely on amounts remaining in the trust account following all properly submitted shareholder redemptions, including in connection with the consummation of our initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”